Cover	Mar. 09, 2022
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Mar. 09, 2022
Entity File Number	000-54323
Entity Registrant Name	REDHAWK HOLDINGS CORP.
Entity Central Index Key	0001353406
Entity Tax Identification Number	20-3866475
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	100 Petroleum Drive, Suite 200,
Entity Address, City or Town	Lafayette
Entity Address, State or Province	LA
Entity Address, Postal Zip Code	70508
City Area Code	(337)
Local Phone Number	269-5933
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false